Note 8 - Equity (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	BeyondSpring Inc.'s shareholders
					Accumulated
			Additional		other		Non
	Ordinary share		paid-in	Accumulated	comprehensive		controlling	Total
	Shares	Amount	capital	deficit	(loss) gain	Subtotal	interests	equity
		$	$	$	$	$	$	$

Balances at January 1, 2021 (audited)	39,141,913	4	366,451	(277,818)	(297)	88,340	(1,715)	86,625
Share-based compensation	(35,437)	-	1,104	-	-	1,104	13	1,117
Foreign currency translation adjustment gain	-	-	-	-	50	50	23	73
Net loss	-	-	-	(16,988)	-	(16,988)	(455)	(17,443)

Balances at March 31, 2021 (unaudited)	39,106,476	4	367,555	(294,806)	(247)	72,506	(2,134)	70,372

Balances at January 1, 2020 (audited)	27,885,613	3	246,979	(216,845)	140	30,277	854	31,131
Share-based compensation	3,293	-	3,438	-	-	3,438	32	3,470
Foreign currency translation adjustment gain (loss)	-	-	-	-	57	57	(4)	53
Net loss	-	-	-	(16,084)	-	(16,084)	(578)	(16,662)

Balances at March 31, 2020 (unaudited)	27,888,906	3	250,417	(232,929)	197	17,688	304	17,992